Investments (Securities in a Continuous Unrealized Loss Position) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 602	$ 127
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(18)	(8)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	53	37
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(3)	(9)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	655	164
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(21)	(17)
State and Political Subdivisions
Schedule of Available-for-sale Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	123
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	123
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(3)
Corporate Debt Securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	367	96
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(4)	(5)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	39	34
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(2)	(7)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	406	130
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(6)	(12)
Foreign government bonds and other fixed maturity securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	17
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	14
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	31
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(2)
Preferred Stock, Available for Sale
Schedule of Available-for-sale Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	95
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(10)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	95
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(10)
Equity Securities, Available for Sale
Schedule of Available-for-sale Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		31
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		(3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		3
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		(2)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		34
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		$ (5)